Stockholders' Equity (Stock Option And Warrant Activity Related To Share-Based Compensation) (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Weighted-average grant-date fair value	$ 1.61
Intrinsic value of awards exercised	$ 0.09